Liability related to future royalties and sales milestones, net - Schedule of Liability Related to Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability, Future Revenue, Rollforward [Abstract]
Liability related to future royalties and sales milestones, net of issuance costs	$ 70,000	$ 45,923
Cumulative catch-up adjustment	879
Ending Balance	125,900
Blackstone Collaboration Agreement
Liability, Future Revenue, Rollforward [Abstract]
Beginning Balance	47,016	0
Non-cash interest expense on liability related to future royalties and sales milestones	8,005	1,093
Ending Balance	$ 125,900	$ 47,016